Derivative instruments	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Derivative Financial Instruments Explanatory
Note 10

Derivative instruments
Overview
Over-the-counter

(OTC)

derivative

contracts

are

usually

traded
under

a

standardized

International

Swaps

and

Derivatives
Association

(ISDA)

master

agreement

between

UBS

and

its
counterparties. Terms

are negotiated directly with counterparties
and the contracts have industry-standard settlement mechanisms prescribed

by

ISDA.

Other

OTC

derivatives

are

cleared

through
clearing houses, in particular interest rate swaps

with LCH, where
a

settled-to-market method

has

been

generally adopted

,

under
which cash collateral exchanged

on a daily basis

is considered to
legally

settle

the

market

value

of

the

derivatives.

Regulators

in
various

jurisdictions

have

begun

a

phased

introduction

of

rules
requiring

the

payment

and

collection

of

initial

and
  variation
margins on

certain OTC

derivative contracts,

which may

have a
bearing

on

price

and

other

relevant

terms.

Due

to

challenges
brought

on

by

COVID
- 19 ,
the

International

Organization

of
Securities

Commissions

(IOSCO)

has

extended

the

deadline

for
completion of the final phase-in of margin requirements for non-
centrally cleared derivatives,

to 1 September 2022.
Other

derivative

contracts

are

standardized

in

terms

of

their
amounts

and

settlement

dates,

and

are

bought

and

sold

on
regulated

exchanges.

These

are

commonly

referred

to

as
exchange-traded derivatives (ETD) contracts.

Exchanges offer the
benefits of pricing transparency,

standardized daily settlement of
changes in value and, consequently,

reduced credit risk.
Most of the Group’s derivative transactions relate to sales and market-making activity. Sales activities

include the structuring

and
marketing of derivative products to customers to

enable them to
take, transfer, modify or

reduce current or expected

risks. Market-
making aims to

directly support the

facilitation and execution

of
client activity,

and involves

quoting bid

and offer

prices to

other
market participants with

the aim

of generating revenues

based on
spread

and

volume.
  The Group
also

uses

various

derivative
instruments for hedging purposes.
›

Refer to Notes 16 and 21 for more information

about derivative
instruments
›

Refer to Note 26 for more information about

derivatives
designated in hedge accounting relationships
Risks of derivative instruments
The derivative financial assets shown on the

balance sheet can be
an

important

component

of

the

Group’s

credit

exposure;
however, the

positive replacement

values related

to a

respective
counterparty

are

rarely

an

adequate

reflection

of

the

Group’s
credit exposure in

its derivatives business

with that counterparty.
This is generally the case because, on the one hand, replacement values can

increase over

time (potential

future exposure),

while,
on the

other hand,

exposure may

be mitigated

by entering

into
master netting agreements and bilateral collateral

arrangements.
Both

the

exposure

measures

used

internally

by

the

Group

to
control

credit

risk

and

the

capital

requirements

imposed

by
regulators reflect these additional factors.
›
Refer to Note 22 for more information about

derivative financial
assets and liabilities after consideration

of netting potential
allowed under enforceable netting arrangements
›

Refer to the “Risk management and control”

section of this
report for more information about the risks arising

from
derivative instruments
Derivative instruments
31.12.21 31.12.20
USD billion
Derivative
financial
assets
Notional
amounts
related to
derivative
financial
assets
2,3
Derivative
financial
liabilities
Notional
amounts
related to
derivative
financial
liabilities
2,3
Other
notional
amounts
2,4
Derivative
financial
assets
Notional
amounts
related to
derivative
financial
assets
2,3
Derivative
financial
liabilities
Notional
amounts
related to
derivative
financial
liabilities
2,3
Other
notional
amounts
2,4
Interest rate contracts 33.2 991.2 28.7 943.1 8,675.1 50.9 928.0 43.9 880.4 11,291.5
of which: forward contracts (OTC)
1
0.1 29.4 0.2 28.6 443.6 0.0 19.8 0.4 21.9 2,602.5
of which: swaps (OTC)
26.4 394.3 19.2 344.1 7,549.4 40.8 407.0 30.9 364.8 8,105.2
of which: options (OTC)
6.6 545.2 9.2 553.6 10.1 447.5 12.5 460.5
of which: futures (ETD)
525.0 480.6
of which: options (ETD) 0.0 22.4 0.0 16.8 157.1 0.0 53.6 0.0 33.1 103.3
Credit derivative contracts 1.4 44.7 1.8 46.3 2.4 57.6 2.9 64.8 of which: credit default swaps (OTC)
1.3 39.4 1.6 44.1 2.2 53.6 2.6 62.3
of which: total return swaps (OTC) 0.1 1.3 0.2 1.7 0.1 1.9 0.3 2.5
Foreign exchange contracts 53.3 3,030.8 54.1 2,938.8 1.2 68.7 2,951.1 70.5 2,820.4 1.4
of which: forward contracts (OTC) 23.8 1,008.9 23.8 1,043.2 27.3 779.1 29.0 853.3
of which: swaps (OTC)
24.3 1,606.3 24.9 1,480.3 34.3 1,727.3 34.4 1,567.3
of which: options (OTC) 5.2 412.6 5.3 408.6 7.1 440.9 7.1 394.7
Equity contracts 28.2 456.9 34.9 603.9 80.1 34.8 449.6 41.2 581.3 91.3
of which: swaps (OTC) 4.7 105.7 9.3 154.8 6.4 89.4 9.8 108.4 of which: options (OTC) 4.6 61.4 6.5 102.3 7.0 87.1 10.9 146.2 of which: futures (ETD) 71.2 67.9
of which: options (ETD) 10.2 289.6 9.8 346.3 8.8 10.7 273.1 11.3 326.8 23.5
of which: client-cleared transactions (ETD) 8.6 9.4 10.7 9.1
Commodity contracts 1.6 57.8 1.6 56.4 14.7 2.2 57.8 2.0 49.7 10.1 of which: swaps (OTC) 0.5 19.9 0.8 25.4 0.5 17.7 0.8 18.0
of which: options (OTC) 0.4 14.0 0.2 10.4 1.0 23.5 0.7 17.8
of which: futures (ETD) 13.9 9.3
of which: forward contracts (ETD)

0.0
18.1

0.0
15.2

0.0
8.0

0.0
6.3
of which: client-cleared transactions (ETD) 0.6 0.4 0.5 0.3
Loan commitments

measured at FVTPL (OTC)

0.0
0.8 0.0 8.2 0.0 10.2
Unsettled purchases of non-derivative
financial instruments
5
0.1 13.3 0.2 10.6 0.3 18.3 0.2 10.0
Unsettled sales of non-derivative financial
instruments
5
0.2 18.2 0.1 9.4 0.2 17.2 0.3 12.9
Total derivative instruments,

based on IFRS netting
6
118.1 4,613.8 121.3 4,616.6 8,771.1 159.6 4,479.5 161.1 4,429.7 11,394.4
1 Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments.

2 In cases where
derivative financial instruments

are presented on

a net basis

on the balance

sheet, the respective

notional

amounts of the

netted derivative financial

instruments are still

presented on a

gross basis.

3 Notional
amounts of client-cleared ETD and OTC

transactions through central clearing counterparties

are not disclosed, as they have significantly different

risk profile.

4 Other notional amounts relate to derivatives that

are
cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative
instruments and Cash collateral

payables on derivative

instruments and was not

material for all periods presented.

5 Changes in the fair

value of purchased and sold

non-derivative financial instruments between
trade date and settlement date

are recognized as derivative financial instruments.

6 Derivative financial assets and liabilities are

presented net on the balance sheet

if UBS has the unconditional

and legally enforceable
right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 22 for more information on netting arrangements.
On a notional amount basis,

approximately
40 % of OTC interest
rate contracts held as of
contractual

maturities

of

the

cleared
underlying

derivative

contracts. Other

notional

amounts

related
to interest rate contracts decreased

by USD
2.6

trillion compared
with

31 December

2020,

mainly

reflecting

trade

compressions,
which

included

activity

as

part

of

the

ongoing

transition

to
alternative reference rates, and maturities.

UBS AG
Entity [Table]
Disclosure Of Derivative Financial Instruments Explanatory
Note 10

Derivative instruments
Overview
Over-the-counter

(OTC)

derivative

contracts

are

usually

traded
under
a

standardized

International

Swaps

and

Derivatives
Association

(ISDA)

master

agreement

between

UBS

AG

and

its
counterparties. Terms

are negotiated directly with counterparties
and the contracts have industry-standard settlement mechanisms prescribed

by

ISDA.

Other

OTC

derivatives

are

cleared

through
clearing houses, in particular interest rate swaps

with LCH, where
a

settled-to-market method

has

been

generally adopted,

under
which cash collateral exchanged

on a daily basis

is considered to
legally

settle

the

market

value

of

the

derivatives.

Regulators

in
various

jurisdictions

have

begun

a

phased

introduction

of

rules
requiring

the

payment

and

collection

of

initial

and

variation
margins on

certain OTC

derivative contracts,

which may

have a
bearing

on

price

and

other

relevant

terms.

Due

to

challenges
brought

on

by

COVID
- 19 ,
the

International

Organization

of
Securities

Commissions

(IOSCO)

has

extended

the

deadline

for
completion of the final phase-in of margin requirements for non-
centrally cleared derivatives,

to 1 September 2022.
Other

derivative

contracts

are

standardized

in

terms

of

their
amounts

and

settlement

dates,

and

are

bought

and

sold

on
regulated

exchanges.

These

are

commonly

referred

to

as
exchange-traded derivatives (ETD) contracts.

Exchanges offer the
benefits of pricing transparency,

standardized daily settlement of
changes in value and, consequently,

reduced credit risk.
Most

of

UBS

AG’s

derivative

transactions

relate

to

sales

and
market-making activity. Sales activities

include the structuring

and
marketing of derivative products to customers to

enable them to
take, transfer, modify or

reduce current or expected

risks. Market-
making aims to

directly support the

facilitation and execution

of
client activity,

and involves

quoting bid

and offer

prices to

other
market participants with

the aim

of generating revenues

based on
spread

and

volume.

UBS

AG

also

uses

various

derivative
instruments for hedging purposes.
›

Refer to Notes 16 and 21 for more information

about derivative
instruments
›

Refer to Note 26 for more information about

derivatives
designated in hedge accounting relationships
Risks of derivative instruments
The derivative financial assets shown on the

balance sheet can be
an important component of UBS AG ’s credit exposure; however, the

positive

replacement

values

related

to

a

respective
counterparty are rarely an adequate reflection of UBS AG’s credit exposure in its derivatives business with that

counterparty. This is
generally the case because, on the one hand, replacement values can increase

over time (potential

future exposure), while,

on the
other hand,

exposure may

be mitigated

by entering

into master
netting

agreements

and

bilateral

collateral

arrangements.

Both
the exposure measures

used internally

by UBS AG

to control credit
risk

and

the

capital

requirements

imposed

by

regulators

reflect
these additional factors.
›
Refer to Note 22 for more information about

derivative financial
assets and liabilities after consideration

of netting potential
allowed under enforceable netting arrangements
›

Refer to the “Risk management and control”

section of this
report for more information about the risks arising

from
derivative instruments
Derivative instruments
31.12.21 31.12.20
USD billion
Derivative
financial
assets
Notional
amounts
related to
derivative
financial
assets
2,3
Derivative
financial
liabilities
Notional
amounts
related to
derivative
financial
liabilities
2,3
Other
notional
amounts
2,4
Derivative
financial
assets
Notional
amounts
related to
derivative
financial
assets
2,3
Derivative
financial
liabilities
Notional
amounts
related to
derivative
financial
liabilities
2,3
Other
notional
amounts
2,4
Interest rate contracts 33.2 991.2 28.7 943.1 8,675.1 50.9 928.0 43.9 880.4 11,291.5
of which: forward contracts (OTC)
1
0.1 29.4 0.2 28.6 443.6 0.0 19.8 0.4 21.9 2,602.5
of which: swaps (OTC) 26.4 394.3 19.2 344.1 7,549.4 40.8 407.0 30.9 364.8 8,105.2
of which: options (OTC) 6.6 545.2 9.2 553.6 10.1 447.5 12.5 460.5 of which: futures (ETD) 525.0 480.6
of which: options (ETD) 0.0 22.4 0.0 16.8 157.1 0.0 53.6 0.0 33.1 103.3
Credit derivative contracts 1.4 44.7 1.8 46.3 2.4 57.6 2.9 64.8 of which: credit default swaps (OTC) 1.3 39.4 1.6 44.1 2.2 53.6 2.6 62.3 of which: total return swaps (OTC) 0.1 1.3 0.2 1.7 0.1 1.9 0.3 2.5
Foreign exchange contracts 53.3 3,031.0 54.1 2,938.8 1.2 68.7 2,951.2 70.5 2,820.4 1.4
of which: forward contracts (OTC) 23.8 1,009.1 23.8 1,043.2 27.3 779.2 29.0 853.3
of which: swaps (OTC)
24.3 1,606.4 24.9 1,480.3 34.3 1,727.3 34.4 1,567.3
of which: options (OTC) 5.2 412.6 5.3 408.6 7.1 440.9 7.1 394.7
Equity contracts 28.2 456.9 34.9 603.9 80.1 34.8 449.6 41.2 581.3 91.3
of which: swaps (OTC) 4.7 105.7 9.3 154.8 6.4 89.4 9.8 108.4 of which: options (OTC) 4.6 61.4 6.5 102.3 7.0 87.1 10.9 146.2 of which: futures (ETD) 71.2 67.9
of which: options (ETD) 10.2 289.6 9.8 346.3 8.8 10.7 273.1 11.3 326.8 23.5
of which: client-cleared transactions (ETD) 8.6 9.4 10.7 9.1
Commodity contracts 1.6 57.8 1.6 56.4 14.7 2.2 57.8 2.0 49.7 10.1 of which: swaps (OTC) 0.5 19.9 0.8 25.4 0.5 17.7 0.8 18.0
of which: options (OTC) 0.4 14.0 0.2 10.4 1.0 23.5 0.7 17.8
of which: futures (ETD) 13.9 9.3
of which: forward contracts (ETD) 0.0 18.1 0.0 15.2 0.0 8.0 0.0 6.3 of which: client-cleared transactions (ETD) 0.6 0.4 0.5 0.3
Loan commitments

measured at FVTPL (OTC)

0.0
0.8 0.0 8.2 0.0 10.2
Unsettled purchases of non-derivative
financial instruments
5
0.1 13.3 0.2 10.6 0.3 18.3 0.2 10.0
Unsettled sales of non-derivative financial
instruments
5
0.2 18.2 0.1 9.4 0.2 17.2 0.3 12.9
Total derivative instruments,

based on IFRS netting
6
118.1 4,614.0 121.3 4,616.6 8,771.1 159.6 4,479.6 161.1 4,429.7 11,394.4
1 Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments.

2 In cases where
derivative financial instruments

are presented on

a net basis

on the bal

ance sheet, the

respective notional amounts

of the netted

derivative financial

instruments are

still presented on

a gross basis.

3 Notional
amounts of client-cleared ETD and OTC

transactions through central clearing

counterparties are not disclosed, as they

have significantly different risk profile.

4 Other notional amounts relate to derivatives

that are
cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance

sheet net of the corresponding cash margin under Cash collateral receivables on derivative
instruments and Cash collateral

payables on derivative

instruments and was not

material for all periods

presented.

5 Changes in the

fair value of purchased

and sold non-derivative financial

instruments between
trade date and

settlement date are

recognized as derivative

financial instruments.

6 Derivative financial

assets and liabilities

are presented net

on the balance

sheet if UBS

AG has the

unconditional and legally
enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 22 for more information on netting arrangements.
On a notional amount basis,

approximately
40 % of OTC interest
rate contracts held as of 31 December 2021 (31 December

2020:
50
%) mature

within one

year,
36
% (31

December 2020:
30%)
within one to

five years and
25
% (31 December

2020:
20%) after
five years.

Notional

amounts

of

interest

rate

contracts

cleared

through
either

a

central

counterparty

or

an

exchange

that

are

legally
settled

on

a

daily

basis

are

presented

under
Other

notional
amounts

in

the

table
above

and

are

categorized

into

maturity
buckets

on

the

basis

of

contractual

maturities

of

the

cleared
underlying

derivative

contracts. Other

notional

amounts

related
to interest rate contracts

decreased by USD
2.6

trillion compared
with

31 December

2020,

mainly

reflecting

trade

compressions,
which

included

activity

as

part

of

the

ongoing

transition

to
alternative reference rates, and maturities.